SCHEDULE OF FAIR VALUE OF COMMON STOCK PURCHASE WARRANT (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Fair Value Of Common Stock Purchase Warrant
Balance	$ 21,936	$ 20,013	$ 20,013	$ 16,396
Common stock purchase warrant issuance at fair value	2,619	1,047	2,094	3,515
Change in fair value	(34)	(104)	(171)	102
Balance	$ 24,521	$ 20,956	$ 21,936	$ 20,013